Provisions and other current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions and other current liabilities [line items]
Taxes other than income taxes	$ 516	$ 836
Restructuring provisions	703	1,131
Accrued expenses for goods and services received but not invoiced	1,026	1,059
Accruals for royalties	844	767
Accrued interests on financial debt	116	116
Provisions for deductions from revenue	6,315	6,732	$ 6,481	$ 6,256
Accruals for compensation and benefits including social security	2,330	2,321
Environmental remediation liabilities	20	53	49
Current deferred income other than current contract liabilities	98	123
Provisions for product liabilities, governmental investigations and other legal matters	42	548	56
Accrued share-based payments	322	235	$ 253
Contingent consideration	14	131
Other payables	820	743
Total provisions and other current liabilities	$ 13,166	$ 14,795